Segment information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from external customers	S/ 1,225,639	S/ 1,240,169	S/ 1,231,015
Gross profit margin	492,683	503,639	535,258
Other operating income, net	(4,357)	2,444	3,913
Administrative expenses	(195,617)	(193,376)	(179,723)
Selling and distribution expenses	(46,567)	(39,899)	(31,481)
Impairment on brine project	(47,582)
Finance costs	(73,759)	(75,397)	(36,807)
Finance income	5,842	3,240	3,416
(Loss) gain from exchange difference, net	(2,226)	(2,541)	12,194
Profit before income tax	128,417	198,110	306,770
Income tax expense	(47,032)	(78,627)	(89,383)
Net income from continuing operations	81,385	119,483	217,387
Loss for the year from discontinued operations	(754)	(6,589)	(5,720)
Profit for the year	80,631	112,894	211,667
Cement, concrete and blocks [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from external customers	1,076,648	1,103,426	1,089,232
Gross profit margin	476,919	487,671	517,266
Other operating income, net	(4,127)	1,907	3,877
Administrative expenses	(174,087)	(173,200)	(161,950)
Selling and distribution expenses	(44,223)	(38,070)	(29,687)
Impairment on brine project
Finance costs	(73,759)	(75,397)	(36,807)
Finance income	5,779	3,194	3,384
(Loss) gain from exchange difference, net	(2,012)	(2,238)	11,141
Profit before income tax	184,490	203,867	307,224
Income tax expense	(67,568)	(80,912)	(89,515)
Net income from continuing operations	116,922	122,955	217,709
Loss for the year from discontinued operations
Profit for the year	116,922	122,955	217,709
Construction supplies [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from external customers	66,442	59,888	75,565
Gross profit margin	1,873	1,220	2,506
Other operating income, net	36	136	4
Administrative expenses	(1,499)	(1,051)	(1,228)
Selling and distribution expenses	(2,287)	(1,643)	(1,519)
Impairment on brine project
Finance costs
Finance income	48	24	32
(Loss) gain from exchange difference, net	(17)	(19)	19
Profit before income tax	(1,846)	(1,333)	(186)
Income tax expense	676	529	54
Net income from continuing operations	(1,170)	(804)	(132)
Loss for the year from discontinued operations
Profit for the year	(1,170)	(804)	(132)
Quicklime [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from external customers	80,707	75,090	64,140
Gross profit margin	13,671	14,216	15,116
Other operating income, net
Administrative expenses	(15,613)	(14,464)	(11,306)
Selling and distribution expenses
Impairment on brine project
Finance costs
Finance income
(Loss) gain from exchange difference, net	(183)	(118)	969
Profit before income tax	(2,125)	(366)	4,779
Income tax expense	778	145	(1,392)
Net income from continuing operations	(1,347)	(221)	3,387
Loss for the year from discontinued operations
Profit for the year	(1,347)	(221)	3,387
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from external customers	1,842	1,765	2,078
Gross profit margin	220	532	370
Other operating income, net	(266)	401	32
Administrative expenses	(4,418)	(4,661)	(5,239)
Selling and distribution expenses	(57)	(186)	(275)
Impairment on brine project	(47,582)
Finance costs
Finance income	15	22
(Loss) gain from exchange difference, net	(14)	(166)	65
Profit before income tax	(52,102)	(4,058)	(5,047)
Income tax expense	19,082	1,611	1,470
Net income from continuing operations	(33,020)	(2,447)	(3,577)
Loss for the year from discontinued operations	(754)	(6,589)	(5,720)
Profit for the year	S/ (33,774)	S/ (9,036)	S/ (9,297)